Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,059,995
Proposed Maximum Offering Price per Unit	172.13
Maximum Aggregate Offering Price	$ 182,456,939.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,197.30
Offering Note	Note 1.a: This Registration Statement relates to up to 1,059,995 shares of the registrant's common stock potentially issuable by the registrant upon redemption of up to 1,059,995 limited partnership units in Aqua DownREIT, L.P., a Delaware limited partnership. Note 1.b: Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registrant's common stock offered hereby shall be deemed to cover additional securities to be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee. Note 1.c: Pursuant to Rule 457(c) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price have been determined on the basis of the average of the high and low prices reported on the New York Stock Exchange on April 22, 2026.